Taxation - Narrative (Details) - ZAR (R) R in Thousands	12 Months Ended			58 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2019
Tax incentives [Line Items]
Average effective tax rate	40.50%	15.70%	18.10%
Tax incentives in addition to incurred cost	R 6,049	R 3,258	R 10,387
Taxation	24,119	30,373		R 24,119
Section 11D Research and Development Incentives
Tax incentives [Line Items]
Tax incentives in addition to incurred cost	3,800			24,300
Tax incentives in addition to incurred cost, approved expenditures				21,500
Tax incentives in addition to incurred cost, uncertain tax position				2,800
Taxation	R 13,800	R 17,700		R 13,800